CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Net loss	¥ (97,080)	¥ (25,798)	¥ (48,334)
Foreign currency translation adjustments, net of tax	(1,285)	(243)
Comprehensive loss	¥ (98,365)	¥ (26,041)	¥ (48,334)